Taxes on Income (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 02, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [text block] [Abstract]
Income tax percentage		23.00%	23.00%	23.00%
Weighted tax percentage		21.00%
Federal tax percentage		9.99%
Incorporated in england tax rate		19.00%
Incorporated in gibraltar tax rate	10.00%	12.50%
Total amount of operating tax losses (in Dollars)		$ 53,000